Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Credit Facility	$ 451,048	$ 495,993
Term Loans [Abstract]:
Costis Maritime Corporation and Christos Maritime Corporation	78,000	82,500
Mas Shipping Co	26,500	30,625
Montes Shipping Co and Kelsen Shipping Co	60,000	66,000
Capetanissa Maritime Corporation	42,500	45,000
Rena Maritime Corporation	40,000	42,500
Costamare Inc.	55,388	60,463
Costamare Inc.	106,960	111,417
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	185,904	193,545
Raymond Shipping Co. and Terance Shipping Co.	121,421	126,878
Costamare Inc.	62,740	68,170
Uriza Shipping S.A.	39,000	0
Total Term Loans	818,413	827,098
Total	1,269,461	1,323,091
Less: Deferred financing costs	(4,409)	(4,499)
Total long term debt, net	1,265,052	1,318,592
Less: Long-term debt current portion	(189,592)	(185,259)
Add: Deferred financing costs, current portion	1,476	1,431
Total long term debt, non-current, net	$ 1,076,936	$ 1,134,764